High Yield Bond Portfolio
Schedule of Investments (unaudited)
As of September 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (5.7%)
U.S. Government Securities (5.7%)
[1,2]	United States Treasury Note/Bond	0.500%	2/28/2026	5,075	5,004
[1]	United States Treasury Note/Bond	4.125%	10/31/2026	1,749	1,756
	United States Treasury Note/Bond	4.250%	11/30/2026	3,151	3,170
	United States Treasury Note/Bond	1.250%	12/31/2026	892	865
	United States Treasury Note/Bond	4.250%	12/31/2026	1,200	1,208
	United States Treasury Note/Bond	1.500%	1/31/2027	60	58
	United States Treasury Note/Bond	4.125%	1/31/2027	174	175
	United States Treasury Note/Bond	4.125%	2/28/2027	1,831	1,842
	United States Treasury Note/Bond	3.875%	3/31/2027	355	356
	United States Treasury Note/Bond	2.625%	5/31/2027	1,000	983
	United States Treasury Note/Bond	2.750%	7/31/2027	5,350	5,266
	United States Treasury Note/Bond	4.125%	9/30/2027	1,600	1,615
[1,2]	United States Treasury Note/Bond	3.875%	10/15/2027	3,413	3,430
	United States Treasury Note/Bond	4.125%	11/15/2027	475	480
[2]	United States Treasury Note/Bond	3.875%	11/30/2027	300	302
	United States Treasury Note/Bond	4.000%	12/15/2027	463	467
	United States Treasury Note/Bond	4.250%	1/15/2028	2,619	2,655
	United States Treasury Note/Bond	4.250%	2/15/2028	981	995
	United States Treasury Note/Bond	3.875%	3/15/2028	609	613
	United States Treasury Note/Bond	3.750%	4/15/2028	494	495
	United States Treasury Note/Bond	1.250%	6/30/2028	500	469
	United States Treasury Note/Bond	1.000%	7/31/2028	1,000	930
	United States Treasury Note/Bond	2.875%	8/15/2028	600	588
	United States Treasury Note/Bond	3.625%	8/15/2028	1,400	1,400
	United States Treasury Note/Bond	1.250%	9/30/2028	100	93
	United States Treasury Note/Bond	1.500%	11/30/2028	100	94
	United States Treasury Note/Bond	4.125%	3/31/2029	924	938
	United States Treasury Note/Bond	4.625%	4/30/2029	100	103
	United States Treasury Note/Bond	4.500%	5/31/2029	305	314
	United States Treasury Note/Bond	3.875%	12/31/2029	206	207
	United States Treasury Note/Bond	4.375%	12/31/2029	93	95
	United States Treasury Note/Bond	4.250%	1/31/2030	593	606
	United States Treasury Note/Bond	4.000%	2/28/2030	358	362
	United States Treasury Note/Bond	3.625%	3/31/2030	224	223
	United States Treasury Note/Bond	4.000%	3/31/2030	443	448
	United States Treasury Note/Bond	3.500%	4/30/2030	256	253
	United States Treasury Note/Bond	4.000%	7/31/2030	242	245
	United States Treasury Note/Bond	4.625%	5/31/2031	240	250
	United States Treasury Note/Bond	4.125%	7/31/2031	505	513
	United States Treasury Note/Bond	1.250%	8/15/2031	942	815
	United States Treasury Note/Bond	4.125%	10/31/2031	289	293
	United States Treasury Note/Bond	1.375%	11/15/2031	70	61
	United States Treasury Note/Bond	4.125%	11/30/2031	1,174	1,191
	United States Treasury Note/Bond	1.875%	2/15/2032	173	153
	United States Treasury Note/Bond	4.125%	2/29/2032	50	51
	United States Treasury Note/Bond	3.875%	8/31/2032	1,500	1,496
	United States Treasury Note/Bond	4.000%	2/15/2034	313	312
	United States Treasury Note/Bond	4.375%	5/15/2034	179	183
	United States Treasury Note/Bond	3.875%	8/15/2034	255	251
	United States Treasury Note/Bond	4.625%	2/15/2035	91	95
	United States Treasury Note/Bond	4.375%	5/15/2040	96	95
	United States Treasury Note/Bond	3.750%	8/15/2041	7	6
	United States Treasury Note/Bond	2.875%	5/15/2043	95	74
	United States Treasury Note/Bond	4.625%	11/15/2044	38	38
	United States Treasury Note/Bond	2.500%	2/15/2045	33	24
	United States Treasury Note/Bond	3.375%	11/15/2048	56	45
	United States Treasury Note/Bond	1.250%	5/15/2050	253	124
	United States Treasury Note/Bond	4.500%	11/15/2054	296	285
Total U.S. Government and Agency Obligations (Cost $45,178)					45,458

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (86.7%)
Communications (12.6%)
[3]	Altice France SA	5.500%	1/15/2028	1,915	1,682
[3]	Altice France SA	5.125%	7/15/2029	1,080	932
[3]	Altice France SA	5.500%	10/15/2029	595	514
[3]	AMC Networks Inc.	10.250%	1/15/2029	225	237
	AMC Networks Inc.	4.250%	2/15/2029	36	31
[3]	AMC Networks Inc.	10.500%	7/15/2032	230	243
[3,4]	Banijay Entertainment SAS	7.000%	5/1/2029	650	792
[3]	Banijay Entertainment SAS	8.125%	5/1/2029	900	936
	Belo Corp.	7.750%	6/1/2027	940	981
	Belo Corp.	7.250%	9/15/2027	307	320
[3]	Cable One Inc.	4.000%	11/15/2030	572	485
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/2026	673	673
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/2027	1,205	1,197
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/2028	375	371
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/2029	750	745
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/2029	1,000	1,014
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/2030	1,280	1,228
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/2030	3,510	3,315
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/2031	3,835	3,533
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	3/1/2031	1,350	1,393
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/2032	650	601
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/2032	3,101	2,822
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/2034	875	757
[3]	Clear Channel Outdoor Holdings Inc.	7.875%	4/1/2030	1,060	1,113
[3]	Clear Channel Outdoor Holdings Inc.	7.125%	2/15/2031	1,550	1,604
[3]	Clear Channel Outdoor Holdings Inc.	7.500%	3/15/2033	1,535	1,607
[3]	CSC Holdings LLC	5.500%	4/15/2027	585	555
[3]	CSC Holdings LLC	11.250%	5/15/2028	225	208
[3]	CSC Holdings LLC	11.750%	1/31/2029	585	494
[3]	CSC Holdings LLC	4.125%	12/1/2030	1,271	833
[3]	CSC Holdings LLC	3.375%	2/15/2031	885	571
[3]	CSC Holdings LLC	4.500%	11/15/2031	1,385	902
[3]	Directv Financing LLC	8.875%	2/1/2030	2,080	2,054
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/2027	1,163	1,162
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	10.000%	2/15/2031	440	440
	Discovery Communications LLC	3.625%	5/15/2030	275	255
[3]	DISH Network Corp.	11.750%	11/15/2027	247	261
	EchoStar Corp.	10.750%	11/30/2029	1,055	1,161
	EchoStar Corp.	6.750%	11/30/2030	145	149
[3]	Fibercop SpA	6.375%	11/15/2033	200	199
[3]	Fibercop SpA	6.000%	9/30/2034	370	352
[3]	Fibercop SpA	7.200%	7/18/2036	1,099	1,113
[3]	Fibercop SpA	7.721%	6/4/2038	461	468
[3]	Frontier Communications Holdings LLC	5.000%	5/1/2028	2,625	2,619
[3]	Frontier Communications Holdings LLC	8.625%	3/15/2031	895	945
[3]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/2029	1,775	1,683
	Lamar Media Corp.	3.750%	2/15/2028	1,410	1,373
	Lamar Media Corp.	4.875%	1/15/2029	55	55
	Lamar Media Corp.	4.000%	2/15/2030	1,815	1,736
	Lamar Media Corp.	3.625%	1/15/2031	1,141	1,062
[3]	Level 3 Financing Inc.	3.625%	1/15/2029	347	302
[3]	Level 3 Financing Inc.	4.875%	6/15/2029	1,000	948
[3]	Level 3 Financing Inc.	3.875%	11/15/2029	185	153
[3]	Level 3 Financing Inc.	4.500%	4/1/2030	750	687
[3]	Level 3 Financing Inc.	3.875%	10/15/2030	375	329
[3]	Level 3 Financing Inc.	6.875%	6/30/2033	2,055	2,095
[3]	Level 3 Financing Inc.	7.000%	3/31/2034	750	763
[3,4]	Lorca Telecom Bondco SA	4.000%	9/18/2027	910	1,068
[3]	Lumen Technologies Inc.	4.125%	4/15/2029	1,077	1,058
[3]	Lumen Technologies Inc.	4.125%	4/15/2030	398	391
[3]	Match Group Holdings II LLC	4.625%	6/1/2028	540	531
[3]	Match Group Holdings II LLC	5.625%	2/15/2029	160	160
[3]	Match Group Holdings II LLC	4.125%	8/1/2030	339	320
[3]	Maya SAS	7.000%	10/15/2028	1,425	1,450
[3]	Maya SAS	8.500%	4/15/2031	1,540	1,649
[3]	Maya SAS	7.000%	4/15/2032	705	720
[3,4]	Maya SAS / Paris France	5.375%	4/15/2030	245	293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Midcontinent Communications	8.000%	8/15/2032	1,190	1,226
[3]	Nexstar Media Inc.	5.625%	7/15/2027	750	749
[3,4]	Odido Group Holding BV	5.500%	1/15/2030	250	295
[3,4]	Odido Holding BV	3.750%	1/15/2029	1,065	1,238
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/2027	814	810
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.250%	1/15/2029	500	480
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/2030	947	911
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.375%	2/15/2031	145	153
	Paramount Global	4.200%	6/1/2029	275	270
	Paramount Global	7.875%	7/30/2030	125	140
	Paramount Global	4.200%	5/19/2032	250	233
	Paramount Global	6.875%	4/30/2036	300	318
	Paramount Global	4.850%	7/1/2042	305	250
	Paramount Global	4.375%	3/15/2043	700	540
	Paramount Global	5.850%	9/1/2043	205	187
	Paramount Global	6.250%	2/28/2057	789	777
	Paramount Global	6.375%	3/30/2062	535	533
[3]	ROBLOX Corp.	3.875%	5/1/2030	1,705	1,628
	Rogers Communications Inc.	7.000%	4/15/2055	270	282
	Rogers Communications Inc.	7.125%	4/15/2055	645	684
[3]	Scripps Escrow II Inc.	3.875%	1/15/2029	1,145	1,011
[3]	Sirius XM Radio LLC	3.125%	9/1/2026	105	104
[3]	Sirius XM Radio LLC	4.000%	7/15/2028	425	411
[3]	Sirius XM Radio LLC	4.125%	7/1/2030	535	502
[3]	Sirius XM Radio LLC	3.875%	9/1/2031	89	81
[3]	Sunrise FinCo I BV	4.875%	7/15/2031	1,450	1,381
[3]	Sunrise HoldCo IV BV	5.500%	1/15/2028	2,615	2,604
	TEGNA Inc.	4.625%	3/15/2028	410	405
	Telecom Italia Capital SA	6.375%	11/15/2033	34	36
	Telecom Italia Capital SA	6.000%	9/30/2034	40	41
	Telecom Italia Capital SA	7.200%	7/18/2036	451	486
	Telecom Italia Capital SA	7.721%	6/4/2038	224	249
[3,4]	United Group BV	6.500%	10/31/2031	1,250	1,483
[3]	Univision Communications Inc.	8.000%	8/15/2028	75	78
[3]	Univision Communications Inc.	4.500%	5/1/2029	580	547
[3]	Univision Communications Inc.	7.375%	6/30/2030	600	607
[3]	Univision Communications Inc.	8.500%	7/31/2031	2,890	2,986
[3]	Univision Communications Inc.	9.375%	8/1/2032	820	870
[3]	Virgin Media Secured Finance plc	5.500%	5/15/2029	1,395	1,378
[3]	Virgin Media Secured Finance plc	4.500%	8/15/2030	938	884
[3]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/2028	250	245
[3]	Vmed O2 UK Financing I plc	4.250%	1/31/2031	2,230	2,067
[3]	VZ Secured Financing BV	5.000%	1/15/2032	1,370	1,240
	Warnermedia Holdings Inc.	4.054%	3/15/2029	525	507
	Warnermedia Holdings Inc.	4.279%	3/15/2032	1,918	1,758
	Warnermedia Holdings Inc.	5.050%	3/15/2042	3,325	2,653
	Warnermedia Holdings Inc.	5.141%	3/15/2052	784	584
[3]	Ziggo BV	4.875%	1/15/2030	1,629	1,539
					101,134
Consumer Discretionary (15.3%)
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/2028	1,430	1,398
[3]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/2028	225	221
[3]	1011778 BC ULC / New Red Finance Inc.	6.125%	6/15/2029	1,220	1,250
[3]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/2029	1,155	1,171
[3]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/2030	3,990	3,761
[3]	Adient Global Holdings Ltd.	7.500%	2/15/2033	760	787
[3]	Advance Auto Parts Inc.	7.000%	8/1/2030	220	227
[3]	Advance Auto Parts Inc.	7.375%	8/1/2033	520	536
[3]	Amer Sports Co.	6.750%	2/16/2031	845	880
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	349	332
[3,5]	American Axle & Manufacturing Inc.	6.375%	10/15/2032	595	594
[3,5]	American Axle & Manufacturing Inc.	7.750%	10/15/2033	935	942
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	715	701
[3]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	1,315	1,247
	Asbury Automotive Group Inc.	4.500%	3/1/2028	745	735
[3]	Asbury Automotive Group Inc.	4.625%	11/15/2029	875	849
	Asbury Automotive Group Inc.	4.750%	3/1/2030	414	403
[3]	Asbury Automotive Group Inc.	5.000%	2/15/2032	1,045	1,004
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	8/1/2029	270	260

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/2030	1,037	983
[3]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	8.375%	6/15/2032	625	655
	Bath & Body Works Inc.	6.694%	1/15/2027	529	541
	Bath & Body Works Inc.	5.250%	2/1/2028	40	40
[3]	Bath & Body Works Inc.	6.625%	10/1/2030	580	593
	Bath & Body Works Inc.	6.875%	11/1/2035	350	364
	Bath & Body Works Inc.	6.750%	7/1/2036	210	216
[3,4]	Beach Acquisition Bidco LLC	5.250%	7/15/2032	400	481
[3]	Beach Acquisition Bidco LLC	10.000%	7/15/2033	830	896
[3]	Belron UK Finance plc	5.750%	10/15/2029	1,758	1,781
[3,4]	Bertrand Franchise Finance SAS	6.500%	7/18/2030	530	609
[3,4,6]	Bertrand Franchise Finance SAS, 3M EURIBOR + 3.750%	5.771%	7/18/2025	550	616
[4,6]	Bertrand Franchise Finance SAS, 3M EURIBOR + 3.750%	5.771%	7/18/2025	100	112
	Boyd Gaming Corp.	4.750%	12/1/2027	3,110	3,098
[3]	Boyd Gaming Corp.	4.750%	6/15/2031	660	637
[3]	Builders FirstSource Inc.	5.000%	3/1/2030	250	248
[3]	Builders FirstSource Inc.	4.250%	2/1/2032	1,175	1,105
[3]	Builders FirstSource Inc.	6.375%	3/1/2034	990	1,021
[3]	Builders FirstSource Inc.	6.750%	5/15/2035	250	261
[3]	Caesars Entertainment Inc.	4.625%	10/15/2029	1,645	1,573
[3]	Caesars Entertainment Inc.	7.000%	2/15/2030	1,340	1,378
[3]	Caesars Entertainment Inc.	6.500%	2/15/2032	535	546
[3]	Caesars Entertainment Inc.	6.000%	10/15/2032	275	271
[3]	Carnival Corp.	4.000%	8/1/2028	1,450	1,429
[3]	Carnival Corp.	5.125%	5/1/2029	440	440
[3]	Carnival Corp.	6.000%	5/1/2029	175	178
[3]	Carnival Corp.	7.000%	8/15/2029	170	179
[3]	Carnival Corp.	5.750%	3/15/2030	700	715
[3]	Carnival Corp.	5.875%	6/15/2031	965	990
[3]	Carnival Corp.	5.750%	8/1/2032	605	616
	Century Communities Inc.	6.750%	6/1/2027	288	288
[3]	Century Communities Inc.	3.875%	8/15/2029	1,028	967
[3]	Century Communities Inc.	6.625%	9/15/2033	465	469
[3]	Champ Acquisition Corp.	8.375%	12/1/2031	120	128
[3]	Churchill Downs Inc.	5.500%	4/1/2027	185	184
[3]	Churchill Downs Inc.	4.750%	1/15/2028	340	336
[3]	Churchill Downs Inc.	5.750%	4/1/2030	1,095	1,095
[3]	Churchill Downs Inc.	6.750%	5/1/2031	80	82
[3]	Cinemark USA Inc.	5.250%	7/15/2028	1,125	1,120
[3]	Cinemark USA Inc.	7.000%	8/1/2032	585	609
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/2028	805	823
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/2030	785	812
[3,4]	Clarios Global LP / Clarios US Finance Co.	4.750%	6/15/2031	535	639
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	9/15/2032	815	833
[3]	CP Atlas Buyer Inc.	9.750%	7/15/2030	990	1,041
[3]	CP Atlas Buyer Inc.	12.750%	1/15/2031	275	274
	Dana Inc.	5.625%	6/15/2028	130	130
	Dana Inc.	4.250%	9/1/2030	210	208
	Dana Inc.	4.500%	2/15/2032	385	379
[3]	Flutter Treasury DAC	5.875%	6/4/2031	505	513
	Ford Motor Credit Co. LLC	3.375%	11/13/2025	270	269
	Ford Motor Credit Co. LLC	4.389%	1/8/2026	200	200
	Ford Motor Credit Co. LLC	6.950%	3/6/2026	400	403
[3]	Forvia SE	8.000%	6/15/2030	1,315	1,393
[3,4]	Forvia SE	5.375%	3/15/2031	435	520
[3]	Forvia SE	6.750%	9/15/2033	255	259
[3]	Garrett Motion Holdings Inc. / Garrett LX I Sarl	7.750%	5/31/2032	820	860
	Goodyear Tire & Rubber Co.	4.875%	3/15/2027	175	174
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	1,354	1,309
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	425	431
	Goodyear Tire & Rubber Co.	5.250%	4/30/2031	675	638
	Goodyear Tire & Rubber Co.	5.250%	7/15/2031	10	9
	Goodyear Tire & Rubber Co.	5.625%	4/30/2033	996	926
	Griffon Corp.	5.750%	3/1/2028	500	500
[3]	Hanesbrands Inc.	9.000%	2/15/2031	190	201
[3]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/2028	324	325
[3]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/2029	170	163
[3]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	490	501
[3]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	740	750
	KB Home	4.800%	11/15/2029	150	148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	KB Home	7.250%	7/15/2030	80	83
	KB Home	4.000%	6/15/2031	1,260	1,183
[3]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/2027	963	961
[3]	LBM Acquisition LLC	6.250%	1/15/2029	1,075	996
[3]	LBM Acquisition LLC	9.500%	6/15/2031	570	601
[3]	LCM Investments Holdings II LLC	4.875%	5/1/2029	535	524
[3]	LCM Investments Holdings II LLC	8.250%	8/1/2031	1,165	1,232
[3]	Light & Wonder International Inc.	6.250%	10/1/2033	300	300
[3]	Lithia Motors Inc.	4.625%	12/15/2027	1,655	1,639
[3]	Lithia Motors Inc.	3.875%	6/1/2029	55	53
[3]	Lithia Motors Inc.	4.375%	1/15/2031	600	569
[3]	Live Nation Entertainment Inc.	3.750%	1/15/2028	170	166
[3]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	345	347
[3]	MGM China Holdings Ltd.	7.125%	6/26/2031	420	443
	MGM Resorts International	4.625%	9/1/2026	50	50
	MGM Resorts International	6.500%	4/15/2032	280	285
[3]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/2032	180	185
[3]	MIWD Holdco II LLC / MIWD Finance Corp.	5.500%	2/1/2030	440	430
[3]	NCL Corp. Ltd.	7.750%	2/15/2029	275	293
[3]	NCL Corp. Ltd.	5.875%	1/15/2031	990	990
[3]	NCL Corp. Ltd.	6.750%	2/1/2032	1,475	1,517
[3]	NCL Corp. Ltd.	6.250%	9/15/2033	875	880
[3]	NCL Finance Ltd.	6.125%	3/15/2028	60	61
	Newell Brands Inc.	6.375%	9/15/2027	463	470
[3]	Newell Brands Inc.	8.500%	6/1/2028	1,380	1,463
	Newell Brands Inc.	6.625%	9/15/2029	549	552
	Newell Brands Inc.	6.375%	5/15/2030	885	877
	Newell Brands Inc.	6.625%	5/15/2032	670	661
	Newell Brands Inc.	6.875%	4/1/2036	170	169
	Newell Brands Inc.	7.000%	4/1/2046	350	309
[3]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	225	225
[3]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	250	249
[3]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	445	445
[3]	Nissan Motor Co. Ltd.	4.345%	9/17/2027	470	461
[3]	Nissan Motor Co. Ltd.	7.500%	7/17/2030	750	787
[3]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	1,115	1,180
[3]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	1,080	1,159
[3]	Ontario Gaming GTA LP / OTG Co-Issuer Inc.	8.000%	8/1/2030	275	273
[3]	Phinia Inc.	6.625%	10/15/2032	295	304
[3]	QXO Building Products Inc.	6.750%	4/30/2032	1,210	1,256
[3]	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.	6.625%	2/1/2033	200	204
[3,5]	Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp.	6.250%	10/15/2030	110	111
[3]	Royal Caribbean Cruises Ltd.	5.500%	8/31/2026	745	747
[3]	Royal Caribbean Cruises Ltd.	5.500%	4/1/2028	440	448
	Service Corp. International	4.625%	12/15/2027	65	65
	Service Corp. International	5.125%	6/1/2029	1,655	1,656
	Service Corp. International	3.375%	8/15/2030	930	862
	Service Corp. International	4.000%	5/15/2031	1,790	1,689
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.375%	4/15/2027	450	449
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.250%	7/15/2029	1,109	1,073
[3]	Six Flags Entertainment Corp. / Six Flags Theme Parks Inc. / Canada's Wonderland Co.	6.625%	5/1/2032	1,455	1,483
[3]	Somnigroup International Inc.	3.875%	10/15/2031	589	540
[3]	Specialty Building Products Holdings LLC / SBP Finance Corp.	7.750%	10/15/2029	240	244
[3]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/2027	1,178	1,167
[3]	Studio City Finance Ltd.	6.500%	1/15/2028	60	60
[3]	Studio City Finance Ltd.	5.000%	1/15/2029	665	641
[3]	Taylor Morrison Communities Inc.	5.875%	6/15/2027	200	202
[3]	Taylor Morrison Communities Inc.	5.125%	8/1/2030	690	688
	Under Armour Inc.	3.250%	6/15/2026	1,160	1,147
[3]	Vail Resorts Inc.	5.625%	7/15/2030	440	443
[3]	Vail Resorts Inc.	6.500%	5/15/2032	910	942
[3]	Victoria's Secret & Co.	4.625%	7/15/2029	757	723
[3]	Victra Holdings LLC / Victra Finance Corp.	8.750%	9/15/2029	505	531
[3]	Viking Cruises Ltd.	5.875%	9/15/2027	450	450
[3]	Viking Cruises Ltd.	7.000%	2/15/2029	150	151
[3]	Viking Cruises Ltd.	9.125%	7/15/2031	960	1,031
[3]	Viking Cruises Ltd.	5.875%	10/15/2033	1,297	1,296
[3]	Wand NewCo 3 Inc.	7.625%	1/30/2032	1,420	1,497
[3]	Wayfair LLC	7.250%	10/31/2029	900	931
[3]	Wayfair LLC	7.750%	9/15/2030	1,355	1,423

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Whirlpool Corp.	6.125%	6/15/2030	90	91
	Whirlpool Corp.	6.500%	6/15/2033	585	584
[3]	William Carter Co.	5.625%	3/15/2027	254	254
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/2027	1,460	1,459
[3]	Wynn Macau Ltd.	5.500%	10/1/2027	890	890
[3]	Wynn Macau Ltd.	5.625%	8/26/2028	964	962
[3]	Wynn Macau Ltd.	5.125%	12/15/2029	1,770	1,734
[3]	Wynn Macau Ltd.	6.750%	2/15/2034	825	836
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/2029	303	303
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.125%	2/15/2031	1,550	1,672
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	6.250%	3/15/2033	790	803
[3]	Yum! Brands Inc.	4.750%	1/15/2030	1,195	1,187
	Yum! Brands Inc.	3.625%	3/15/2031	1,165	1,089
	Yum! Brands Inc.	4.625%	1/31/2032	460	447
[3]	ZF North America Capital Inc.	7.500%	3/24/2031	2,055	2,040
					122,652
Consumer Staples (3.6%)
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.875%	2/15/2028	125	125
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/2028	340	346
	B&G Foods Inc.	5.250%	9/15/2027	1,085	1,049
[3]	B&G Foods Inc.	8.000%	9/15/2028	1,065	1,033
[3,4]	Boots Group Finco LP	5.375%	8/31/2032	505	608
[3]	Darling Ingredients Inc.	5.250%	4/15/2027	530	529
[3]	Darling Ingredients Inc.	6.000%	6/15/2030	175	177
[3]	Energizer Holdings Inc.	4.750%	6/15/2028	3,430	3,366
[3]	Energizer Holdings Inc.	4.375%	3/31/2029	855	820
[3]	Energizer Holdings Inc.	6.000%	9/15/2033	715	699
[3]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	3,340	3,342
[3]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/2029	1,050	1,105
[3]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	180	179
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	1,055	1,013
[3]	Opal Bidco SAS	6.500%	3/31/2032	845	866
[3]	Performance Food Group Inc.	5.500%	10/15/2027	2,815	2,815
[3]	Performance Food Group Inc.	4.250%	8/1/2029	1,345	1,307
[3]	Performance Food Group Inc.	6.125%	9/15/2032	595	610
[3,4]	Picard Groupe SAS	6.375%	7/1/2029	1,095	1,342
[4]	Picard Groupe SAS	6.375%	7/1/2029	250	307
[3]	Post Holdings Inc.	5.500%	12/15/2029	825	823
[3]	Post Holdings Inc.	4.625%	4/15/2030	1,464	1,412
[3]	Post Holdings Inc.	4.500%	9/15/2031	1,045	978
[3]	Post Holdings Inc.	6.250%	2/15/2032	445	457
[3]	Post Holdings Inc.	6.375%	3/1/2033	480	485
[3]	Prestige Brands Inc.	5.125%	1/15/2028	825	818
[3]	Prestige Brands Inc.	3.750%	4/1/2031	300	276
[3]	US Foods Inc.	6.875%	9/15/2028	70	72
[3]	US Foods Inc.	4.750%	2/15/2029	574	566
[3]	US Foods Inc.	4.625%	6/1/2030	413	404
[3]	US Foods Inc.	7.250%	1/15/2032	140	147
[3]	US Foods Inc.	5.750%	4/15/2033	805	810
					28,886
Energy (10.8%)
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	1/15/2028	237	237
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.375%	6/15/2029	375	374
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/2032	1,370	1,412
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	10/15/2033	1,170	1,165
[3]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	10/15/2032	1,350	1,378
[3]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	7/15/2033	205	208
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/2026	575	575
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/2029	805	835
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.250%	7/15/2032	160	168
	Buckeye Partners LP	3.950%	12/1/2026	288	286
	Buckeye Partners LP	4.125%	12/1/2027	715	708
[3]	Buckeye Partners LP	4.500%	3/1/2028	2,734	2,700
[3]	Buckeye Partners LP	6.875%	7/1/2029	1,025	1,062
[3]	Buckeye Partners LP	6.750%	2/1/2030	700	728
	Buckeye Partners LP	5.850%	11/15/2043	500	468
[3,5]	California Resources Corp.	7.000%	1/15/2034	250	248
[3]	Chord Energy Corp.	6.000%	10/1/2030	260	258
[3]	Chord Energy Corp.	6.750%	3/15/2033	265	268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Civitas Resources Inc.	8.375%	7/1/2028	495	513
[3]	Civitas Resources Inc.	8.625%	11/1/2030	250	259
[3]	Civitas Resources Inc.	8.750%	7/1/2031	430	441
[3]	Civitas Resources Inc.	9.625%	6/15/2033	570	603
[3]	CNX Resources Corp.	6.000%	1/15/2029	175	176
[3]	CNX Resources Corp.	7.375%	1/15/2031	327	338
[3]	CNX Resources Corp.	7.250%	3/1/2032	879	912
	Continental Resources Inc.	4.375%	1/15/2028	628	624
[3]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/2030	1,155	1,225
[3]	DT Midstream Inc.	4.125%	6/15/2029	1,265	1,235
[3]	DT Midstream Inc.	4.375%	6/15/2031	1,621	1,568
[3]	Enerflex Ltd.	9.000%	10/15/2027	1,398	1,431
	EQT Corp.	4.750%	1/15/2031	925	923
[3]	Excelerate Energy LP	8.000%	5/15/2030	435	463
	Genesis Energy LP / Genesis Energy Finance Corp.	7.750%	2/1/2028	225	227
	Genesis Energy LP / Genesis Energy Finance Corp.	8.250%	1/15/2029	725	756
	Genesis Energy LP / Genesis Energy Finance Corp.	7.875%	5/15/2032	65	68
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/2033	375	393
[3]	Hess Midstream Operations LP	6.500%	6/1/2029	370	382
[3]	Howard Midstream Energy Partners LLC	7.375%	7/15/2032	90	93
[3]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	1,805	1,842
[3]	Kinetik Holdings LP	6.625%	12/15/2028	775	796
[3]	Kinetik Holdings LP	5.875%	6/15/2030	50	50
[3]	Matador Resources Co.	6.875%	4/15/2028	1,325	1,353
[3]	Matador Resources Co.	6.500%	4/15/2032	918	929
[3]	Matador Resources Co.	6.250%	4/15/2033	1,275	1,283
[3]	Noble Finance II LLC	8.000%	4/15/2030	1,773	1,835
[3]	Northriver Midstream Finance LP	6.750%	7/15/2032	1,725	1,764
	Ovintiv Inc.	7.375%	11/1/2031	869	968
[3]	Permian Resources Operating LLC	8.000%	4/15/2027	710	722
[3]	Permian Resources Operating LLC	5.875%	7/1/2029	2,141	2,142
[3]	Permian Resources Operating LLC	9.875%	7/15/2031	204	222
[3]	Permian Resources Operating LLC	7.000%	1/15/2032	1,145	1,190
[3]	Permian Resources Operating LLC	6.250%	2/1/2033	730	744
	Range Resources Corp.	8.250%	1/15/2029	925	948
[3]	Range Resources Corp.	4.750%	2/15/2030	2,067	2,024
[3]	Rockies Express Pipeline LLC	4.950%	7/15/2029	140	139
[3]	Rockies Express Pipeline LLC	4.800%	5/15/2030	75	73
[3]	Rockies Express Pipeline LLC	6.750%	3/15/2033	1,150	1,201
[3]	Rockies Express Pipeline LLC	7.500%	7/15/2038	125	133
	SM Energy Co.	6.750%	9/15/2026	553	553
	SM Energy Co.	6.625%	1/15/2027	30	30
	SM Energy Co.	6.500%	7/15/2028	409	412
[3]	SM Energy Co.	6.750%	8/1/2029	1,295	1,302
[3]	SM Energy Co.	7.000%	8/1/2032	1,085	1,085
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	670	711
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	235	245
[3]	Sunoco LP	7.000%	5/1/2029	460	476
[3]	Sunoco LP	5.625%	3/15/2031	805	799
[3]	Sunoco LP	7.250%	5/1/2032	430	452
[3]	Sunoco LP	6.250%	7/1/2033	830	845
[3]	Sunoco LP	5.875%	3/15/2034	580	575
[3]	Sunoco LP	7.875%	Perpetual	375	382
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/2027	1,875	1,875
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/2028	425	426
[3]	Sunoco LP / Sunoco Finance Corp.	7.000%	9/15/2028	420	433
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/2029	995	971
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/2030	1,150	1,109
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/2029	1,040	1,071
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/2030	405	400
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.750%	3/15/2034	500	495
[3]	Transocean Inc.	8.250%	5/15/2029	155	153
[3]	Transocean Inc.	8.750%	2/15/2030	2,078	2,185
[3]	Transocean Inc.	8.500%	5/15/2031	475	466
[3]	Transocean International Ltd.	7.875%	10/15/2032	170	170
[3]	Transocean Titan Financing Ltd.	8.375%	2/1/2028	117	120
	USA Compression Partners LP / USA Compression Finance Corp.	6.875%	9/1/2027	675	675
[3]	USA Compression Partners LP / USA Compression Finance Corp.	7.125%	3/15/2029	1,446	1,493
[3]	USA Compression Partners LP / USA Compression Finance Corp.	6.250%	10/1/2033	1,095	1,099
[3]	Valaris Ltd.	8.375%	4/30/2030	835	867

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	2,340	2,242
[3]	Venture Global Calcasieu Pass LLC	6.250%	1/15/2030	1,065	1,111
[3]	Venture Global Calcasieu Pass LLC	4.125%	8/15/2031	830	784
[3]	Venture Global Calcasieu Pass LLC	3.875%	11/1/2033	435	392
[3]	Venture Global LNG Inc.	9.500%	2/1/2029	1,620	1,786
[3]	Venture Global LNG Inc.	7.000%	1/15/2030	275	285
[3]	Venture Global LNG Inc.	8.375%	6/1/2031	1,880	1,974
[3]	Venture Global LNG Inc.	9.875%	2/1/2032	2,050	2,232
[3]	Venture Global Plaquemines LNG LLC	7.500%	5/1/2033	290	320
[3]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	1,375	1,450
[3]	Venture Global Plaquemines LNG LLC	7.750%	5/1/2035	250	282
[3]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	1,130	1,201
[3]	Vital Energy Inc.	7.750%	7/31/2029	840	836
[3]	Vital Energy Inc.	7.875%	4/15/2032	1,125	1,092
[3]	Weatherford International Ltd.	8.625%	4/30/2030	1,450	1,483
[3,5]	Weatherford International Ltd.	6.750%	10/15/2033	1,225	1,226
					86,637
Financials (9.9%)
[3]	Acrisure LLC / Acrisure Finance Inc.	8.250%	2/1/2029	1,235	1,289
[3]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/2029	2,825	2,726
[3]	Acrisure LLC / Acrisure Finance Inc.	6.000%	8/1/2029	760	753
[3]	Acrisure LLC / Acrisure Finance Inc.	6.750%	7/1/2032	450	464
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/2027	300	295
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/2027	50	50
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/2028	1,125	1,144
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.000%	1/15/2031	862	891
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.500%	10/1/2031	1,285	1,316
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.375%	10/1/2032	373	385
[3]	AmWINS Group Inc.	6.375%	2/15/2029	535	546
[3]	AmWINS Group Inc.	4.875%	6/30/2029	110	107
	Block Inc.	2.750%	6/1/2026	1,310	1,292
[3]	Block Inc.	5.625%	8/15/2030	415	420
	Block Inc.	6.500%	5/15/2032	2,355	2,439
[3]	Block Inc.	6.000%	8/15/2033	390	400
[3]	Boost Newco Borrower LLC	7.500%	1/15/2031	1,425	1,512
[3]	Credit Acceptance Corp.	9.250%	12/15/2028	1,073	1,129
[3]	Credit Acceptance Corp.	6.625%	3/15/2030	1,930	1,933
[3]	CrossCountry Intermediate HoldCo LLC	6.500%	10/1/2030	1,300	1,304
[3]	Ef Hold/Ef Ky/Ell Ky/Trs Ef Hold/Ef Ky/Ell Ky/Trs	7.375%	9/30/2030	270	270
[3]	Fair Isaac Corp.	6.000%	5/15/2033	330	335
[3]	FirstCash Inc.	4.625%	9/1/2028	990	973
[3]	FirstCash Inc.	5.625%	1/1/2030	480	480
[3]	FirstCash Inc.	6.875%	3/1/2032	475	491
[3]	Focus Financial Partners LLC	6.750%	9/15/2031	2,320	2,377
[3]	Freedom Mortgage Corp.	6.625%	1/15/2027	940	942
[3]	Freedom Mortgage Corp.	12.000%	10/1/2028	675	715
[3]	Freedom Mortgage Corp.	12.250%	10/1/2030	885	987
[3]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	675	712
[3]	Freedom Mortgage Holdings LLC	9.125%	5/15/2031	225	240
[3]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	930	975
[3]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	960	990
[3]	GGAM Finance Ltd.	8.000%	2/15/2027	945	967
[3]	GGAM Finance Ltd.	8.000%	6/15/2028	975	1,034
[3]	GGAM Finance Ltd.	6.875%	4/15/2029	585	607
[3]	GGAM Finance Ltd.	5.875%	3/15/2030	610	620
[3]	goeasy Ltd.	9.250%	12/1/2028	635	663
[3]	goeasy Ltd.	7.625%	7/1/2029	956	970
[3]	goeasy Ltd.	6.875%	5/15/2030	405	403
[3]	goeasy Ltd.	7.375%	10/1/2030	585	590
[3]	goeasy Ltd.	6.875%	2/15/2031	395	384
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/2031	1,440	1,483
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/2032	945	981
[3]	HUB International Ltd.	5.625%	12/1/2029	385	385
[3]	HUB International Ltd.	7.250%	6/15/2030	1,950	2,034
[3]	HUB International Ltd.	7.375%	1/31/2032	485	506
[3]	Intesa Sanpaolo SpA	5.710%	1/15/2026	1,085	1,087
[3]	Intesa Sanpaolo SpA	4.198%	6/1/2032	275	260
[3]	Nationstar Mortgage Holdings Inc.	6.000%	1/15/2027	70	70
[3]	Nationstar Mortgage Holdings Inc.	5.500%	8/15/2028	770	770

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/2029	420	431
[3]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/2030	2,837	2,864
[3]	Nationstar Mortgage Holdings Inc.	5.750%	11/15/2031	1,054	1,066
[3]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/2032	612	639
	Navient Corp.	6.750%	6/15/2026	15	15
	Navient Corp.	4.875%	3/15/2028	298	293
	Navient Corp.	5.500%	3/15/2029	935	917
	Navient Corp.	9.375%	7/25/2030	205	226
	Navient Corp.	11.500%	3/15/2031	60	68
	Navient Corp.	7.875%	6/15/2032	825	869
	Navient Corp.	5.625%	8/1/2033	181	165
	OneMain Finance Corp.	7.125%	3/15/2026	292	295
	OneMain Finance Corp.	3.500%	1/15/2027	1,180	1,153
	OneMain Finance Corp.	3.875%	9/15/2028	1,330	1,279
	OneMain Finance Corp.	6.625%	5/15/2029	615	633
	OneMain Finance Corp.	6.125%	5/15/2030	135	137
	OneMain Finance Corp.	4.000%	9/15/2030	720	669
	OneMain Finance Corp.	7.125%	11/15/2031	130	135
	OneMain Finance Corp.	6.750%	3/15/2032	950	965
	OneMain Finance Corp.	6.500%	3/15/2033	340	341
[3]	Panther Escrow Issuer LLC	7.125%	6/1/2031	2,415	2,512
[3]	PennyMac Financial Services Inc.	4.250%	2/15/2029	815	789
[3]	PennyMac Financial Services Inc.	7.875%	12/15/2029	325	345
[3]	PennyMac Financial Services Inc.	7.125%	11/15/2030	1,015	1,057
[3]	PennyMac Financial Services Inc.	5.750%	9/15/2031	340	337
[3]	PennyMac Financial Services Inc.	6.875%	5/15/2032	1,195	1,239
[3]	PennyMac Financial Services Inc.	6.875%	2/15/2033	720	744
[3]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	440	468
[3]	Rfna LP	7.875%	2/15/2030	1,620	1,662
[3]	Rocket Cos. Inc.	6.125%	8/1/2030	1,955	2,007
[3]	Rocket Cos. Inc.	6.375%	8/1/2033	1,865	1,927
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/2026	1,085	1,064
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/2029	560	534
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.875%	3/1/2031	275	257
[3]	Ryan Specialty LLC	5.875%	8/1/2032	735	744
[3]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/2032	2,517	2,602
[3]	Starwood Property Trust Inc.	7.250%	4/1/2029	70	74
[3]	Starwood Property Trust Inc.	6.000%	4/15/2030	535	543
[3]	Starwood Property Trust Inc.	6.500%	10/15/2030	215	223
[3]	United Wholesale Mortgage LLC	5.500%	11/15/2025	460	460
[3]	United Wholesale Mortgage LLC	5.750%	6/15/2027	700	699
[3]	United Wholesale Mortgage LLC	5.500%	4/15/2029	300	296
[3]	USI Inc.	7.500%	1/15/2032	150	157
[3]	UWM Holdings LLC	6.625%	2/1/2030	880	895
[3]	WEX Inc.	6.500%	3/15/2033	265	271
					79,762
Health Care (6.6%)
[3]	1261229 BC Ltd.	10.000%	4/15/2032	3,540	3,635
[3]	Acadia Healthcare Co. Inc.	5.500%	7/1/2028	584	579
[3]	Acadia Healthcare Co. Inc.	5.000%	4/15/2029	865	849
[3,4]	Avantor Funding Inc.	2.625%	11/1/2025	214	251
[3]	Avantor Funding Inc.	4.625%	7/15/2028	1,560	1,535
[3]	Bausch & Lomb Corp.	8.375%	10/1/2028	1,800	1,878
[3]	Charles River Laboratories International Inc.	4.250%	5/1/2028	625	612
[3]	Charles River Laboratories International Inc.	3.750%	3/15/2029	500	474
[3]	CHS / Community Health Systems Inc.	6.000%	1/15/2029	365	354
[3]	CHS / Community Health Systems Inc.	6.875%	4/15/2029	1,150	915
[3]	CHS / Community Health Systems Inc.	5.250%	5/15/2030	505	457
[3]	CHS / Community Health Systems Inc.	4.750%	2/15/2031	901	779
[3]	CHS / Community Health Systems Inc.	10.875%	1/15/2032	1,890	2,003
[3]	CHS / Community Health Systems Inc.	9.750%	1/15/2034	1,225	1,259
	CVS Health Corp.	6.750%	12/10/2054	650	671
	CVS Health Corp.	7.000%	3/10/2055	1,700	1,789
[3]	DaVita Inc.	4.625%	6/1/2030	465	445
[3]	DaVita Inc.	3.750%	2/15/2031	1,120	1,026
[3]	DaVita Inc.	6.875%	9/1/2032	540	558
[3]	DaVita Inc.	6.750%	7/15/2033	75	77
[3]	Endo Finance Holdings Inc.	8.500%	4/15/2031	1,815	1,949
[3,4]	Grifols SA	2.250%	11/15/2027	550	635

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Grifols SA	3.875%	10/15/2028	700	802
[3]	Grifols SA	4.750%	10/15/2028	465	452
[3,4]	Grifols SA	7.125%	5/1/2030	600	741
	HCA Inc.	5.875%	2/15/2026	280	280
	HCA Inc.	5.875%	2/1/2029	275	286
[3]	Hologic Inc.	3.250%	2/15/2029	990	956
[3]	IQVIA Inc.	5.000%	10/15/2026	200	200
[3]	IQVIA Inc.	5.000%	5/15/2027	1,358	1,355
[3]	IQVIA Inc.	6.250%	6/1/2032	555	572
[3]	Jazz Securities DAC	4.375%	1/15/2029	750	731
[3]	LifePoint Health Inc.	11.000%	10/15/2030	325	358
[3]	Medline Borrower LP	3.875%	4/1/2029	3,565	3,440
[3]	Medline Borrower LP	5.250%	10/1/2029	2,544	2,523
[3]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/2029	645	662
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/2028	890	860
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	6.750%	5/15/2034	162	156
[3]	Radiology Partners Inc.	8.500%	7/15/2032	400	416
[3,4]	Rossini Sarl	6.750%	12/31/2029	800	989
[4]	Rossini Sarl	6.750%	12/31/2029	200	247
[3]	Star Parent Inc.	9.000%	10/1/2030	2,230	2,362
[3]	Surgery Center Holdings Inc.	7.250%	4/15/2032	474	487
[3]	Teleflex Inc.	4.250%	6/1/2028	1,141	1,114
	Tenet Healthcare Corp.	5.125%	11/1/2027	355	355
	Tenet Healthcare Corp.	4.625%	6/15/2028	1,180	1,170
	Tenet Healthcare Corp.	6.125%	10/1/2028	659	660
	Tenet Healthcare Corp.	4.250%	6/1/2029	245	239
	Tenet Healthcare Corp.	4.375%	1/15/2030	720	700
	Tenet Healthcare Corp.	6.125%	6/15/2030	1,370	1,389
	Tenet Healthcare Corp.	6.750%	5/15/2031	1,630	1,688
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	888	872
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/2028	650	675
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	405	407
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/2029	450	491
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/2031	200	229
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	1,065	1,109
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	384	287
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	245	252
					53,242
Industrials (7.5%)
[3]	ADT Security Corp.	5.875%	10/15/2033	400	400
[3]	Air Canada	3.875%	8/15/2026	1,615	1,600
[3]	Allied Universal Holdco LLC	7.875%	2/15/2031	1,025	1,075
[3]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.875%	6/15/2030	1,680	1,728
[3]	Allison Transmission Inc.	4.750%	10/1/2027	60	60
[3]	Allison Transmission Inc.	5.875%	6/1/2029	210	212
[3]	American Airlines Inc.	7.250%	2/15/2028	286	293
[3]	American Airlines Inc.	8.500%	5/15/2029	478	499
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/2026	164	164
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/2029	1,822	1,829
[3]	Aramark Services Inc.	5.000%	2/1/2028	1,140	1,135
[3]	Arcosa Inc.	6.875%	8/15/2032	205	214
	ATI Inc.	7.250%	8/15/2030	920	966
[3]	Axon Enterprise Inc.	6.250%	3/15/2033	55	57
[3]	Bombardier Inc.	8.750%	11/15/2030	350	378
[3]	Bombardier Inc.	7.250%	7/1/2031	360	382
[3]	Bombardier Inc.	7.000%	6/1/2032	270	282
[3]	Bombardier Inc.	6.750%	6/15/2033	95	99
[3]	BWX Technologies Inc.	4.125%	6/30/2028	1,038	1,014
[3]	BWX Technologies Inc.	4.125%	4/15/2029	1,324	1,283
[3]	Chart Industries Inc.	7.500%	1/1/2030	145	151
[3]	Chart Industries Inc.	9.500%	1/1/2031	335	359
[3]	Clean Harbors Inc.	4.875%	7/15/2027	1,449	1,446
[3]	Clean Harbors Inc.	5.125%	7/15/2029	658	653
[3]	Clean Harbors Inc.	6.375%	2/1/2031	576	590
[3,5]	Clean Harbors Inc.	5.750%	10/15/2033	1,440	1,453
[3]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.625%	12/15/2030	3,155	3,246
[3]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.750%	7/15/2031	405	421
[3]	Enpro Inc.	6.125%	6/1/2033	310	318
[3]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/2029	2,862	2,721

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Garda World Security Corp.	4.625%	2/15/2027	70	69
[3]	Garda World Security Corp.	7.750%	2/15/2028	240	246
[3]	Garda World Security Corp.	8.250%	8/1/2032	685	711
[3]	Gates Corp.	6.875%	7/1/2029	415	431
[3]	Genesee & Wyoming Inc.	6.250%	4/15/2032	550	559
[3]	Goat Holdco LLC	6.750%	2/1/2032	1,415	1,454
[3]	Herc Holdings Inc.	5.500%	7/15/2027	1,736	1,732
[3]	Herc Holdings Inc.	6.625%	6/15/2029	275	283
[3]	Herc Holdings Inc.	7.000%	6/15/2030	560	582
[3]	Herc Holdings Inc.	7.250%	6/15/2033	485	507
[3]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/2031	2,730	2,771
[3]	Mueller Water Products Inc.	4.000%	6/15/2029	60	58
[3,4]	Q-Park Holding I BV	2.000%	3/1/2027	320	370
[3,4]	Q-Park Holding I BV	5.125%	3/1/2029	610	738
[3]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	265	272
[3]	Reworld Holding Corp.	4.875%	12/1/2029	1,362	1,283
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	290	282
	Spirit AeroSystems Inc.	3.850%	6/15/2026	65	64
[3]	Spirit AeroSystems Inc.	9.375%	11/30/2029	1,461	1,539
[3]	Spirit AeroSystems Inc.	9.750%	11/15/2030	925	1,017
[3,4]	TK Elevator Midco GmbH	4.375%	7/15/2027	800	939
[3]	TK Elevator US Newco Inc.	5.250%	7/15/2027	1,010	1,007
[3]	TopBuild Corp.	3.625%	3/15/2029	60	57
[3]	TopBuild Corp.	4.125%	2/15/2032	200	187
[3]	TopBuild Corp.	5.625%	1/31/2034	325	324
[3]	TransDigm Inc.	6.750%	8/15/2028	2,055	2,097
	TransDigm Inc.	4.625%	1/15/2029	165	162
[3]	TransDigm Inc.	6.375%	3/1/2029	2,891	2,957
[3]	TransDigm Inc.	6.875%	12/15/2030	675	699
[3]	TransDigm Inc.	7.125%	12/1/2031	660	689
[3]	TransDigm Inc.	6.625%	3/1/2032	535	551
[3]	TransDigm Inc.	6.000%	1/15/2033	520	526
[3]	TransDigm Inc.	6.375%	5/31/2033	1,125	1,141
[3]	TransDigm Inc.	6.250%	1/31/2034	135	139
[3]	United Airlines Inc.	4.375%	4/15/2026	820	819
[3]	United Airlines Inc.	4.625%	4/15/2029	1,096	1,080
	United Rentals North America Inc.	5.500%	5/15/2027	388	388
	United Rentals North America Inc.	4.875%	1/15/2028	1,674	1,670
	United Rentals North America Inc.	5.250%	1/15/2030	150	151
	United Rentals North America Inc.	4.000%	7/15/2030	1,030	985
	United Rentals North America Inc.	3.875%	2/15/2031	425	402
[3]	WESCO Distribution Inc.	7.250%	6/15/2028	90	91
[3]	WESCO Distribution Inc.	6.375%	3/15/2029	700	721
[3]	WESCO Distribution Inc.	6.625%	3/15/2032	510	531
[3]	WESCO Distribution Inc.	6.375%	3/15/2033	285	295
[3]	Williams Scotsman Inc.	4.625%	8/15/2028	530	521
[3]	Williams Scotsman Inc.	6.625%	6/15/2029	505	517
[3]	Williams Scotsman Inc.	7.375%	10/1/2031	475	495
					60,137
Materials (10.0%)
[3]	Advanced Drainage Systems Inc.	5.000%	9/30/2027	175	174
[3]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	485	494
[3]	Alumina Pty Ltd.	6.125%	3/15/2030	105	107
[3]	Alumina Pty Ltd.	6.375%	9/15/2032	602	619
[3]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	110	115
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.000%	6/15/2027	60	60
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/2028	915	869
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/2029	1,665	1,540
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/2026	1,140	1,099
[3,7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.750%	7/15/2027	160	67
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/2027	400	150
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/2027	1,550	594
[3]	Avient Corp.	7.125%	8/1/2030	1,313	1,348
[3]	Avient Corp.	6.250%	11/1/2031	385	391
[3]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/2031	380	398
[3]	Axalta Coating Systems LLC	3.375%	2/15/2029	1,760	1,669
	Ball Corp.	6.875%	3/15/2028	775	790
	Ball Corp.	6.000%	6/15/2029	380	389
	Ball Corp.	2.875%	8/15/2030	65	59

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ball Corp.	5.500%	9/15/2033	110	111
[3]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/2029	665	666
[3]	Canpack SA / Canpack US LLC	3.125%	11/1/2025	235	234
[3]	Canpack SA / Canpack US LLC	3.875%	11/15/2029	425	399
	Celanese US Holdings LLC	6.500%	4/15/2030	900	906
	Celanese US Holdings LLC	6.750%	4/15/2033	1,330	1,324
	Chemours Co.	5.375%	5/15/2027	550	549
[3]	Chemours Co.	5.750%	11/15/2028	890	869
[3]	Chemours Co.	4.625%	11/15/2029	1,534	1,387
[3]	Chemours Co.	8.000%	1/15/2033	415	413
[3]	Cleveland-Cliffs Inc.	6.875%	11/1/2029	945	964
[3]	Cleveland-Cliffs Inc.	6.750%	4/15/2030	90	91
[3]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	1,150	1,185
[3]	Cleveland-Cliffs Inc.	7.375%	5/1/2033	1,125	1,148
[3]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	300	309
[3]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/2029	870	881
[3]	Clydesdale Acquisition Holdings Inc.	6.875%	1/15/2030	825	848
[3]	Clydesdale Acquisition Holdings Inc.	8.750%	4/15/2030	840	863
[3]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/2032	1,475	1,515
	Commercial Metals Co.	4.125%	1/15/2030	225	216
	Commercial Metals Co.	4.375%	3/15/2032	605	571
[3]	Constellium SE	5.625%	6/15/2028	515	514
[3]	Constellium SE	3.750%	4/15/2029	980	932
[3,4]	Constellium SE	5.375%	8/15/2032	510	616
[3]	Constellium SE	6.375%	8/15/2032	250	255
[3]	Crown Americas LLC	5.875%	6/1/2033	550	556
[3]	Element Solutions Inc.	3.875%	9/1/2028	1,036	1,005
[3]	First Quantum Minerals Ltd.	9.375%	3/1/2029	165	175
[3]	First Quantum Minerals Ltd.	8.625%	6/1/2031	210	221
[3]	First Quantum Minerals Ltd.	8.000%	3/1/2033	590	623
[3]	First Quantum Minerals Ltd.	7.250%	2/15/2034	125	129
	FMC Corp.	5.650%	5/18/2033	350	350
	FMC Corp.	8.450%	11/1/2055	505	533
[3]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/2030	795	815
[3]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/2031	1,025	978
[3]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/2032	535	553
[3]	Graphic Packaging International LLC	4.750%	7/15/2027	205	204
[3]	Graphic Packaging International LLC	3.500%	3/15/2028	1,825	1,764
[3]	Graphic Packaging International LLC	3.500%	3/1/2029	315	299
[3]	Graphic Packaging International LLC	3.750%	2/1/2030	635	594
[3]	Graphic Packaging International LLC	6.375%	7/15/2032	735	747
[3]	Hudbay Minerals Inc.	6.125%	4/1/2029	950	958
[3]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	1,590	1,567
[3]	JH North America Holdings Inc.	5.875%	1/31/2031	790	803
[3]	JH North America Holdings Inc.	6.125%	7/31/2032	875	897
[3]	Kaiser Aluminum Corp.	4.625%	3/1/2028	630	623
[3]	Magnera Corp.	7.250%	11/15/2031	677	637
[3]	NOVA Chemicals Corp.	5.250%	6/1/2027	964	967
[3]	NOVA Chemicals Corp.	8.500%	11/15/2028	330	346
[3]	NOVA Chemicals Corp.	4.250%	5/15/2029	370	358
[3]	NOVA Chemicals Corp.	9.000%	2/15/2030	775	832
[3]	NOVA Chemicals Corp.	7.000%	12/1/2031	495	521
[3]	Novelis Corp.	4.750%	1/30/2030	1,039	1,003
[3]	Novelis Corp.	6.875%	1/30/2030	120	124
[3]	Novelis Corp.	3.875%	8/15/2031	1,143	1,041
[3]	Novelis Corp.	6.375%	8/15/2033	130	131
[3]	OI European Group BV	4.750%	2/15/2030	80	76
[3]	Olin Corp.	6.625%	4/1/2033	402	404
[3]	Olympus Water US Holding Corp.	4.250%	10/1/2028	1,225	1,178
[3]	Olympus Water US Holding Corp.	9.750%	11/15/2028	1,880	1,973
[3]	Olympus Water US Holding Corp.	7.250%	6/15/2031	2,700	2,738
[3,5]	Olympus Water US Holding Corp.	7.250%	2/15/2033	2,135	2,136
[3]	Owens Corning	3.500%	2/15/2030	30	29
[3]	Owens-Brockway Glass Container Inc.	6.625%	5/13/2027	1,080	1,079
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	1,294	1,317
[3]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	1,490	1,506
[3]	Qnity Electronics Inc.	5.750%	8/15/2032	1,523	1,536
[3]	Qnity Electronics Inc.	6.250%	8/15/2033	995	1,017
[3]	Quikrete Holdings Inc.	6.375%	3/1/2032	1,725	1,787
[3]	Quikrete Holdings Inc.	6.750%	3/1/2033	775	805

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Sealed Air Corp.	4.000%	12/1/2027	275	270
[3]	Sealed Air Corp.	5.000%	4/15/2029	150	149
[3]	Sealed Air Corp.	6.875%	7/15/2033	55	60
[3]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/2028	500	507
[3]	Sealed Air Corp. / Sealed Air Corp. US	7.250%	2/15/2031	330	347
[4]	Silgan Holdings Inc.	2.250%	6/1/2028	620	705
[3]	SNF Group SACA	3.125%	3/15/2027	630	615
[3]	SNF Group SACA	3.375%	3/15/2030	260	241
[3]	Solstice Advanced Materials Inc.	5.625%	9/30/2033	270	271
[3]	Standard Building Solutions Inc.	6.500%	8/15/2032	275	282
[3]	Standard Building Solutions Inc.	6.250%	8/1/2033	115	117
[3]	Standard Industries Inc.	4.750%	1/15/2028	1,270	1,260
[3]	Standard Industries Inc.	4.375%	7/15/2030	1,150	1,103
[3]	Standard Industries Inc.	3.375%	1/15/2031	1,415	1,281
[3,4]	Trivium Packaging Finance BV	6.625%	7/15/2030	390	481
[3]	Trivium Packaging Finance BV	8.250%	7/15/2030	1,080	1,152
[3]	Trivium Packaging Finance BV	12.250%	1/15/2031	575	622
[3]	Tronox Inc.	4.625%	3/15/2029	2,205	1,440
[3]	Tronox Inc.	9.125%	9/30/2030	779	763
[3]	Windsor Holdings III LLC	8.500%	6/15/2030	1,025	1,083
[3]	WR Grace Holdings LLC	5.625%	8/15/2029	800	744
[3]	WR Grace Holdings LLC	7.375%	3/1/2031	225	229
[3]	WR Grace Holdings LLC	6.625%	8/15/2032	185	183
					80,538
Real Estate (2.2%)
	Brandywine Operating Partnership LP	3.950%	11/15/2027	103	101
	Brandywine Operating Partnership LP	8.300%	3/15/2028	95	101
	Brandywine Operating Partnership LP	8.875%	4/12/2029	1,170	1,272
	Brandywine Operating Partnership LP	4.550%	10/1/2029	275	262
	Brandywine Operating Partnership LP	6.125%	1/15/2031	955	953
[3]	Cushman & Wakefield US Borrower LLC	8.875%	9/1/2031	430	460
	Hudson Pacific Properties LP	3.950%	11/1/2027	713	687
	Hudson Pacific Properties LP	5.950%	2/15/2028	1,137	1,121
	Hudson Pacific Properties LP	4.650%	4/1/2029	535	499
	Hudson Pacific Properties LP	3.250%	1/15/2030	550	473
[3]	Iron Mountain Inc.	4.875%	9/15/2027	1,070	1,065
[3]	Iron Mountain Inc.	7.000%	2/15/2029	930	958
[3]	Iron Mountain Inc.	4.875%	9/15/2029	1,959	1,929
[3]	Iron Mountain Inc.	5.250%	7/15/2030	910	900
[3]	Iron Mountain Inc.	4.500%	2/15/2031	553	528
[3]	Iron Mountain Inc.	5.625%	7/15/2032	415	413
[3]	Iron Mountain Inc.	6.250%	1/15/2033	280	286
[3]	Iron Mountain Information Management Services Inc.	5.000%	7/15/2032	13	12
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/2029	90	75
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/2031	515	378
[3,4]	MPT Operating Partnership LP / MPT Finance Corp.	7.000%	2/15/2032	140	172
[3]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/2032	1,750	1,863
[3]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/2030	300	309
[3]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/2032	315	324
[3]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	6/15/2033	100	103
	SBA Communications Corp.	3.875%	2/15/2027	385	379
	SBA Communications Corp.	3.125%	2/1/2029	265	248
	Service Properties Trust	5.500%	12/15/2027	295	290
[3]	Service Properties Trust	0.000%	9/30/2028	155	137
	Service Properties Trust	8.375%	6/15/2029	725	736
[3]	XHR LP	4.875%	6/1/2029	180	176
[3]	XHR LP	6.625%	5/15/2030	190	195
					17,405
Technology (6.0%)
[3]	Amentum Holdings Inc.	7.250%	8/1/2032	975	1,013
[3]	Amkor Technology Inc.	5.875%	10/1/2033	175	177
[3]	AthenaHealth Group Inc.	6.500%	2/15/2030	2,878	2,855
[3]	CACI International Inc.	6.375%	6/15/2033	675	697
[3]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/2029	160	139
[3]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/2029	570	503
[3]	Cloud Software Group Inc.	6.500%	3/31/2029	2,755	2,781
[3]	Cloud Software Group Inc.	9.000%	9/30/2029	1,060	1,098
[3]	Cloud Software Group Inc.	8.250%	6/30/2032	2,685	2,850
[3]	Cloud Software Group Inc.	6.625%	8/15/2033	375	382

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Coherent Corp.	5.000%	12/15/2029	1,435	1,416
	Cotiviti Corp.	7.625%	5/1/2031	245	246
[3]	Ellucian Holdings Inc.	6.500%	12/1/2029	370	377
[3]	Entegris Inc.	4.375%	4/15/2028	1,750	1,712
[3]	Entegris Inc.	4.750%	4/15/2029	1,060	1,051
[3]	Entegris Inc.	3.625%	5/1/2029	485	461
[3]	Entegris Inc.	5.950%	6/15/2030	375	380
[3]	Fortress Intermediate 3 Inc.	7.500%	6/1/2031	1,375	1,442
[3]	Gen Digital Inc.	6.750%	9/30/2027	70	71
[3]	Gen Digital Inc.	6.250%	4/1/2033	255	261
[3]	Imola Merger Corp.	4.750%	5/15/2029	5,610	5,460
[3]	Kioxia Holdings Corp.	6.250%	7/24/2030	220	225
[3]	Kioxia Holdings Corp.	6.625%	7/24/2033	270	277
[3]	McAfee Corp.	7.375%	2/15/2030	3,570	3,317
[3]	NCR Atleos Corp.	9.500%	4/1/2029	1,130	1,224
	Nokia of America Corp.	6.500%	1/15/2028	1,355	1,355
	Nokia of America Corp.	6.450%	3/15/2029	2,612	2,669
[3]	Open Text Corp.	3.875%	2/15/2028	1,648	1,603
[3]	Open Text Corp.	3.875%	12/1/2029	1,450	1,371
[3]	Open Text Holdings Inc.	4.125%	2/15/2030	1,055	1,000
[3]	Open Text Holdings Inc.	4.125%	12/1/2031	490	454
[3]	Rocket Software Inc.	9.000%	11/28/2028	1,720	1,773
[3]	Rocket Software Inc.	6.500%	2/15/2029	670	653
[3]	Science Applications International Corp.	5.875%	11/1/2033	125	125
[3]	SS&C Technologies Inc.	5.500%	9/30/2027	3,015	3,015
[3]	SS&C Technologies Inc.	6.500%	6/1/2032	150	155
[3]	UKG Inc.	6.875%	2/1/2031	2,925	3,019
	Western Digital Corp.	4.750%	2/15/2026	178	178
	X Corp.	9.500%	10/26/2029	635	637
					48,422
Utilities (2.2%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/2027	500	500
[3]	Calpine Corp.	4.500%	2/15/2028	733	730
[3]	Calpine Corp.	4.625%	2/1/2029	245	243
[3]	Clearway Energy Operating LLC	4.750%	3/15/2028	1,021	1,008
[3]	Clearway Energy Operating LLC	3.750%	2/15/2031	2,795	2,566
[3]	Clearway Energy Operating LLC	3.750%	1/15/2032	556	500
	Edison International	8.125%	6/15/2053	375	383
	Edison International	7.875%	6/15/2054	1,250	1,270
	FirstEnergy Corp.	3.900%	7/15/2027	22	22
[3]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	1,035	1,043
[3]	NRG Energy Inc.	5.750%	7/15/2029	225	225
[3,5]	NRG Energy Inc.	5.750%	1/15/2034	495	494
[3]	NRG Energy Inc.	6.250%	11/1/2034	330	338
[3,5]	NRG Energy Inc.	6.000%	1/15/2036	620	620
[3]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/2028	140	137
[3]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/2031	415	395
[3]	TerraForm Power Operating LLC	5.000%	1/31/2028	201	200
[3]	TerraForm Power Operating LLC	4.750%	1/15/2030	120	116
[3]	Vistra Operations Co. LLC	5.625%	2/15/2027	680	680
[3]	Vistra Operations Co. LLC	4.375%	5/1/2029	500	490
[3]	Vistra Operations Co. LLC	7.750%	10/15/2031	560	593
[3]	Vistra Operations Co. LLC	6.875%	4/15/2032	275	288
[3]	XPLR Infrastructure Operating Partners LP	3.875%	10/15/2026	1,090	1,074
[3]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	425	417
[3]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	1,840	1,888
[3]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	755	792
[3]	XPLR Infrastructure Operating Partners LP	8.625%	3/15/2033	565	593
					17,605
Total Corporate Bonds (Cost $687,445)					696,420
Floating Rate Loan Interests (3.2%)
[6]	Amentum Government Services Holdings LLC Term Loan B, TSFR1M + 2.250%	6.413%	9/29/2031	392	391
[6]	American Airlines Inc. Term Loan B, TSFR3M + 3.250%	7.575%	5/28/2032	254	255
[6]	American Airlines Inc. Term Loan, TSFR3M + 2.250%	6.575%	4/20/2028	722	721
[6]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	8.513%	8/19/2028	480	481
[6]	Asurion LLC Term Loan B-12, TSFR1M + 4.250%	8.413%	9/19/2030	109	109
[6]	Asurion LLC Term Loan B-13, TSFR1M + 4.250%	8.413%	9/19/2030	355	352
[6]	Asurion LLC Term Loan B-3, TSFR1M + 5.250%	9.528%	1/31/2028	120	117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Athenahealth Group Inc. Term Loan B, TSFR1M + 2.750%	6.913%	2/15/2029	775	772
[6]	Barnes Group Inc. Term Loan B, TSFR1M + 2.750%	6.913%	1/27/2032	323	324
[6]	Bausch & Lomb Corp. Term Loan B, TSFR1M + 4.250%	8.413%	1/15/2031	1,281	1,281
[6]	Beach Acquisition Bidco LLC Term Loan B, TSFR3M + 3.250%	7.308%	9/12/2032	375	376
[6]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.500%	6.742%	10/16/2031	1,005	1,009
[6]	Boost Newco Borrower LLC Term Loan B, TSFR3M + 2.000%	6.002%	1/31/2031	481	481
[6]	Boots Group Bidco Ltd. Term Loan, TSFR3M + 3.500%	7.705%	8/30/2032	395	395
[6]	Brown Group Holding LLC Term Loan B, TSFR1M + 2.500%	6.663%	7/1/2031	485	485
[6]	Central Parent Inc. Term Loan B, TSFR3M + 3.250%	7.252%	7/6/2029	317	273
[6]	Chemours Co. Term Loan B, TSFR1M + 3.000%	7.163%	8/18/2028	51	51
[6]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	6.913%	1/28/2032	1,140	1,137
[6]	Clydesdale Acquisition Holdings Inc. Term Loan B, TSFR1M + 3.250%	7.413%	4/1/2032	162	161
[6]	Cotiviti Corp. Term Loan, TSFR1M + 2.750%	7.030%	3/26/2032	369	363
[6]	Cushman & Wakefield US Borrower LLC Term Loan B-3, TSFR1M + 2.750%	6.913%	1/31/2030	398	399
[6]	DirecTV Financing LLC Term Loan, TSFR3M + 5.000%	9.570%	8/2/2027	2	2
[6]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 4.000%	8.163%	4/23/2031	998	999
[6]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.500%	6.711%	8/15/2030	205	205
[6]	First Student Bidco Inc. Term Loan C, TSFR3M + 2.500%	6.711%	8/15/2030	38	38
[6]	Fortress Intermediate 3 Inc. Term Loan B, TSFR1M + 3.000%	7.255%	6/27/2031	531	532
[6,8]	Froneri Lux Finco Sarl	—%	8/2/2032	580	579
[6]	Frontier Communications Corp. Term Loan B, TSFR1M + 2.500%	6.650%	7/1/2031	174	174
[6]	Gryphon Acquire Newco LLC Term Loan B, TSFR6M + 3.000%	6.879%	9/13/2032	295	295
[6]	Hanesbrands Inc. Term Loan B, TSFR1M + 2.750%	6.913%	3/7/2032	169	170
[6]	Howden Group Holdings Ltd. Term Loan B, TSFR1M + 2.750%	6.913%	2/15/2031	842	842
[6]	HUB International Ltd. Term Loan B, TSFR3M + 2.500%	6.825%	6/20/2030	520	521
[6]	IRB Hodling Corp. Term Loan B, TSFR1M + 2.500%	6.663%	12/15/2027	1,362	1,362
[6]	JetBlue Airways Corp. Term Loan B, TSFR3M + 4.750%	8.753%	8/27/2029	807	773
[6]	LBM Acquisition LLC Term Loan B, TSFR1M + 3.750%	7.986%	6/6/2031	521	508
[6]	McAfee LLC Term Loan B, TSFR1M + 3.000%	7.223%	3/1/2029	899	856
[6]	Medline Borrower LP Term Loan B, TSFR1M + 2.000%	6.163%	10/23/2028	875	875
[6]	Medline Borrower LP Term Loan B, TSFR1M + 2.000%	6.163%	10/23/2030	491	490
[6]	NorthRiver Midstream Finance LP Term Loan B, TSFR3M + 2.250%	6.541%	8/16/2030	497	497
[6]	Opal Bidco SAS Term Loan B, TSFR3M + 3.250%	7.252%	4/28/2032	405	406
[6,8]	Orion US Finco Inc.	—%	5/20/2032	130	131
[6]	Peraton Corp. Term Loan B, TSFR1M + 3.750%	8.013%	2/1/2028	750	631
[6,8]	Qnity Electronics Inc.	—%	8/12/2032	225	225
[6]	Quikrete Holdings Inc. Term Loan B, TSFR1M + 2.250%	6.413%	2/10/2032	418	418
[6]	Rocket Software Inc. Term Loan B, TSFR1M + 3.750%	7.913%	11/28/2028	298	298
[6]	Sazerac Co. Inc. Term Loan B, TSFR1M + 2.500%	6.700%	7/9/2032	280	282
[6]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR1M + 2.500%	6.663%	7/31/2031	700	699
[6]	Specialty Building Products Holdings LLC Term Loan B, TSFR1M + 3.750%	8.013%	10/15/2028	249	239
[6]	Star Parent Inc. Term Loan B, TSFR3M + 4.000%	8.002%	9/27/2030	992	992
[6]	TK Elevator Midco GmbH Term Loan B, TSFR3M + 3.000%	7.308%	4/30/2030	150	150
[6]	Truist Insurance Holdings LLC Term Loan B, TSFR3M + 2.750%	6.752%	5/6/2031	234	234
[6]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	8.752%	5/6/2032	857	871
[6]	Wand NewCo 3 Inc. Term Loan B, TSFR1M + 2.500%	6.663%	1/30/2031	725	721
Total Floating Rate Loan Interests (Cost $26,084)					25,948
				Shares
Temporary Cash Investments (4.4%)
Money Market Fund (1.4%)
[9]	Vanguard Market Liquidity Fund	4.180%		110,480	11,048

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (3.0%)
Bank of America Securities, LLC (Dated 9/30/2025, Repurchase Value $24,303, collateralized by U.S. Government Agency Obligations 3.000%–6.500%, 1/1/2026–9/1/2055, with a value of $24,786)	4.210%	10/1/2025	24,300	24,300
Total Temporary Cash Investments (Cost $35,347)				35,348
Total Investments (100.0%) (Cost $794,054)				803,174
Other Assets and Liabilities—Net (0.0%)				209
Net Assets (100%)				803,383
Cost is in $000.
1	Securities with a value of $1,963 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $838 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate value was $583,353, representing 72.6% of net assets.
4	Face amount denominated in euro.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2025.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in British pounds.
8	Represents an unsettled loan as of September 30, 2025. The coupon rate is not known until the settlement date.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
EURIBOR—Euro Interbank Offered Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Clydesdale Acquisition Holdings Inc.	3	3	—	—

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	94	19,589	9
5-Year U.S. Treasury Note	December 2025	267	29,155	(11)
10-Year U.S. Treasury Note	December 2025	41	4,613	12
Long U.S. Treasury Bond	December 2025	15	1,749	36
Ultra 10-Year U.S. Treasury Note	December 2025	45	5,179	42
Ultra Long U.S. Treasury Bond	December 2025	3	360	9
				97

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
2-Year U.S. Treasury Note	December 2025	(1)	(208)	—
10-Year U.S. Treasury Note	December 2025	(15)	(1,688)	3
Euro-Bobl	December 2025	(34)	(4,703)	(1)
Euro-Schatz	December 2025	(54)	(6,782)	5
Long U.S. Treasury Bond	December 2025	(1)	(117)	—
Ultra Long U.S. Treasury Bond	December 2025	(4)	(480)	(8)
				(1)
				96

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Goldman Sachs International	10/31/2025	USD	18	CAD	25	—	—
Barclays Bank plc	10/31/2025	USD	21,962	EUR	18,582	104	—
Barclays Bank plc	10/31/2025	USD	249	GBP	184	2	—
						106	—
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S44-V1	6/21/2030	USD	3,375	5.000	468	310
CDX-NA-HY-S44-V1	6/21/2030	USD	2,275	5.000	184	163
CDX-NA-HY-S45-V1	12/21/2030	USD	19,390	5.000	1,521	56
					2,173	529
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D.	Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.	Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.	Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.	Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.	Various inputs may be used to determine the value of the portfolio’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments, other financial instruments, and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	45,458	—	45,458
Corporate Bonds	—	696,420	—	696,420
Floating Rate Loan Interests	—	25,948	—	25,948
Temporary Cash Investments	11,048	24,300	—	35,348
Total	11,048	792,126	—	803,174
Other Financial Instruments
Liabilities
Floating Rate Loan Commitments	—	—	—	—
Derivative Financial Instruments
Assets
Futures Contracts[1]	116	—	—	116
Forward Currency Contracts	—	106	—	106
Swap Contracts[1]	—	529	—	529
Total	116	635	—	751
Liabilities
Futures Contracts[1]	(20)	—	—	(20)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.